Cash Flow Information - Schedule of Detailed Information about Non Cash Transaction (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 TWD ($)	Dec. 31, 2020 TWD ($)
Disclosure of detailed information about non-cash transaction [line items]
Payments for acquisition of financial assets at FVTOCI	$ 54,566.7	$ 1,775.7	$ 255,888.7	$ 262,637.5
Payments for acquisition of property, plant and equipment	1,082,672.1	35,231.8	839,195.7	507,238.7
Changes in account payable	7,594.1	247.1	8,298.3	404.6
Payments for acquisition of intangible assets	6,954.3	$ 226.3	9,040.7	9,542.4
Intangible assets [member]
Disclosure of detailed information about non-cash transaction [line items]
Changes in other financial assets	7.6		2.9	10.5
Additions of intangible assets	7,535.1		9,318.5	12,559.5
Changes in account payable	0.0		0.0	191.4
Changes in accrued expenses and other current liabilities	(588.4)		(280.7)	(3,219.0)
Payments for acquisition of intangible assets	6,954.3		9,040.7	9,542.4
Acquisition of financial assets at FVTOCI [Member]
Disclosure of detailed information about non-cash transaction [line items]
Additions of financial assets at FVTOCI	45,126.2		253,613.9	268,653.5
Conversion of convertible bonds into equity securities	0.0		0.0	(120.5)
Exchange of equity instruments	0.0		(106.2)	0.0
Payments for acquisition of financial assets at FVTOCI	54,566.7		255,888.7	262,637.5
Changes in accrued expenses and other current liabilities	9,440.5		2,381.0	(5,895.5)
Disposal of financial assets at FVTOCI [Member]
Disclosure of detailed information about non-cash transaction [line items]
Changes in other financial assets	1,832.5		3,509.3	(2,079.9)
Exchange of equity instruments	0.0		(106.2)	0.0
Disposal of financial assets at FVTOCI	43,130.9		251,201.4	269,011.8
Proceeds from disposal of financial assets at FVTOCI	44,963.4		254,604.5	266,931.9
Property, plant and equipment [member]
Disclosure of detailed information about non-cash transaction [line items]
Additions of property, plant and equipment	1,139,892.1		835,406.3	525,720.7
Changes in other financial assets	5,730.1		1,934.0	584.7
Exchange of assets	(275.6)		(3,256.5)	(1.1)
Changes in payables to contractors and equipment suppliers	(60,638.2)		5,153.3	(19,085.9)
Changes in accrued expenses and other current liabilities	630.6		0.0	0.0
Capitalized interests	(2,666.9)		0.0	0.0
Transferred to initial carrying amount of hedged items	0.0		(41.4)	20.3
Payments for acquisition of property, plant and equipment	$ 1,082,672.1		$ 839,195.7	$ 507,238.7